Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Dec. 15, 2020
Oakmark Bond Fund | R6 Class
Prospectus:
Trading Symbol	OAZCX
Oakmark Bond Fund | Advisor Class
Prospectus:
Trading Symbol	OAYCX
Oakmark Bond Fund | Institutional Class
Prospectus:
Trading Symbol	OANCX